Main items related to operating activities - Other creditors and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other creditors and accrued liabilities
Accruals and deferred income	$ 522	$ 546	$ 419
Payable to States (including taxes and duties)	7,438	6,861	5,786
Payroll	1,527	1,553	1,439
Other operating liabilities	16,262	13,286	10,135
Other creditors and accrued liabilities	25,749	22,246	17,779
Interim dividend payable, second quarter	1,918	1,911	1,883
Interim dividend payable, third quarter	$ 2,038	$ 1,912	$ 1,912